Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Performance Conditions (Parenthetical) (Details) - SOD 2020 SOC2020 SOUS2020	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Exercisable Instruments Relating To Development Of The Product Pipeline Of The Company Evaluation date 20 october 2024		20.00%
Percentage of exercisable instruments relating to the development of elafibranor in pbc and elative clinical	25.00%	50.00%
Percentage of exercisable instruments relating to the development of NTZ and the ACLF franchise	15.00%	15.00%
Percentage of exercisable instruments relating to the NIS4 diagnostic technology		15.00%
Percentage of exercisable instruments relating to development of the product pipeline of the company		25.00%
Percentage of exercisable instruments relating to NI4 diagnostics technology		25.00%